Securities Sold under Agreements to Repurchase - Summary of Securities Sold under Agreements to Repurchase (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	¥ 148,958	¥ 239,446	¥ 122,249
Within 30 days [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	148,958	237,371
More than 30 days within 90 days [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase		2,075
Interbank market [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	101,641	181,121
Stock exchange market [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	¥ 47,317	¥ 58,325